Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2014	Dec. 31, 2013
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	24.20%	22.90%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	11.40%	11.10%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	6.20%	5.90%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.50%	5.20%